Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of comprehensive income
Net income	€ 1,219,028	€ 1,435,832	€ 1,438,500
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	(25,334)	58,166
FVOCI equity investments	37,660	19,439
Actuarial gain (loss) on defined benefit pension plans	(15,781)	4,176	(99,613)
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(4,085)	(3,517)	30,245
Total	(7,540)	78,264	(69,368)
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	1,034,239	(1,359,397)	263,835
FVOCI debt securities	(9,892)	29,096
Gain (loss) related to cash flow hedges	(1,019)	(188)	(9,672)
Cost of hedging	(163)	2,967	(1,961)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	1,889	(5,797)	2,674
Total	1,025,054	(1,333,319)	254,876
Other comprehensive income (loss), net of tax	1,017,514	(1,255,055)	185,508
Total comprehensive income	2,236,542	180,777	1,624,008
Comprehensive income attributable to noncontrolling interests	339,583	171,810	259,184
Comprehensive income (loss) attributable to shareholders of FMC-AG & Co. KGaA	€ 1,896,959	€ 8,967	€ 1,364,824